Debt	12 Months Ended
Mar. 31, 2022
Debt
Debt

6. Debt

The Company’s borrowings, including short-term and long-term portions consisted of the following:

			Yen in thousands
			March 31,
	Interest Rate	Maturity	2022	2021
Amended term loan with Japan Finance Corporation	0.36% to 1.26%	August 31, 2026	¥15,500	¥—
Term loan with Japan Finance Corporation	0.90% to 8.55%	August 31, 2026	—	15,000
Term loan with Resona Bank, Limited	0.00% to 1.20%	November 30, 2030	25,000	25,000
Term loan with SBI Estate Finance Co., Ltd.	6.00%	September 5, 2037	45,011	46,729
Total long-term debt			85,511	86,729
Less: unamortized debt issuance costs			(1,067)	(1,136)
Subtotal			84,444	85,593
Current portion of long-term debt, net of debt issuance costs			(4,970)	(1,649)
Long-term debt, excluding current portion, net of debt issuance costs			¥79,474	¥83,944

On September 3, 2014, the Company entered into the term loan agreement with Japan Finance Corporation for ¥15,000 thousand, which matured on September 30, 2021. The term loan incurs variable interest at 0.90% through 8.55%. The term loan agreement does not require periodic principal repayments and is payable in full upon maturity.

On September 30, 2021, the Company refinanced the existing term loan with Japan Finance Corporation to extend the maturity date to August 31, 2026, and changed the interest rate. This refinancing resulted in ¥500 thousand of net proceeds. The variable interest rate per annum on the new term loan is 0.36% from September 30, 2021 to September 30, 2024, and 1.26% from October 1, 2024 to the maturity date. The new term loan agreement requires monthly principal repayments beginning from September 30, 2022 to the maturity date. Yusuke Shono, the CEO of the Company, has guaranteed the term loan agreement with Japan Finance Corporation.

On December 18, 2020, the Company entered into the term loan agreement with Resona Bank, Limited, for ¥25,000 thousand, which matures on November 30, 2030. The interest rate on the term loan is variable at 0% through December 17, 2023 and 1.20% from December 18, 2023 to maturity. The term loan agreement requires monthly principal repayments beginning from December 31, 2022 to the maturity date. Yusuke Shono, the CEO of the Company, has guaranteed the term loan agreement with Resona Bank, Limited.

On August 31, 2017, the Company entered into the term loan agreement with SBI Estate Finance Co., Ltd. for ¥52,000 thousand, which matures on September 5, 2037. Cash proceeds received for this term loan were ¥50,623 thousand, net of issuance costs. The contract interest rate on the term loan was 6.00% per annum and the effective interest rate was 6.28% per annum as of March 31, 2022 and 2021. The effective interest rate was higher than the contract rate due to amortization of debt issuance costs related to the term loan. The term loan agreement requires equal monthly repayments with principal and interest for ¥373 thousand.

The debt issuance costs of ¥1,377 thousand are being amortized over the 20-year life of the term loan resulting in ¥69 thousand, ¥68 thousand, and ¥69 thousand of issuance costs being amortized through interest expense for the years ended March 31, 2022, 2021, and 2020, respectively. Unamortized debt issuance costs are ¥1,067 thousand and ¥1,136 thousand as of March 31, 2022 and 2021, respectively and are presented in the Consolidated Balance Sheets as a direct deduction from the carrying value of the debt. Yusuke Shono, the CEO of the Company, has guaranteed the term loan agreement with SBI Estate Finance Co., Ltd. and pledged his personal assets as collateral.

None of the term loan agreements contain any financial covenants.

Contractual maturities of long-term debt as of March 31, 2022 were as follows:

(Yen in thousands)
2023	¥5,039
2024	8,950
2025	9,076
2026	9,203
2027	7,062
Thereafter	46,181
Total	¥85,511